CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Jun. 30, 2024
ASSETS
Cash and cash equivalents	$ 6,817,398	$ 6,558,176
Cash segregated - customers	19,980,711	20,548,972
Cash segregated - PAB	768,767	200,738
Receivables - broker-dealers and clearing organizations	1,917,175	1,333,306
Receivables - customers, net	170,690	823,784
Other receivables	230,037	64,842
Prepaids	44,275	67,967
Trading securities, market value, net	55	55
Total Current Assets	29,929,108	29,597,840
Operating lease right to use lease asset	288,191	326,336
Property and equipment, net	11,511	16,080
Customer list, net	13,843,665	14,150,856
Goodwill	6,142,525	7,706,725
Pacsquare asset purchase	1,928,800	1,726,500
Cash deposits - broker-dealers and clearing organizations	3,515,000	3,515,000
Bank acquisition deposit		91,200
Other assets	336,017	336,017
TOTAL ASSETS	55,994,817	57,466,554
LIABILITIES AND STOCKHOLDERS' DEFICIT
Payables to customers	20,009,873	20,162,973
Accounts and payables to officers/directors	728,936	686,579
Accounts payable and accrued expenses	4,615,650	5,393,912
Payables - broker-dealers and clearing organizations	20,238	4,915
Commissions, payroll and payroll taxes	221,769	273,386
Current portion of lease liability	138,218	149,499
Promissory notes	852,968	852,968
Short-term merger financing, net	4,790,907	5,092,083
Contingent guarantee		3,256,863
Tau agreement liability	972,508
Subscription agreement	2,460,488	2,425,647
Excise tax payable	2,067,572	2,067,572
Total Current Liabilities	36,997,956	40,681,377
Accrued contingent liability	100,000	100,000
Convertible notes, net	3,282,518	3,783,437
Secured convertible note, net	7,066,449	6,857,101
Long-term merger financing, net	7,708,615	7,606,561
Merger financing - convertible notes	2,985,237
Derivative liability - Warrants	61,531	307,656
Earnout - liability	12,638,000	12,298,000
Deferred income tax liability	3,702,645	5,245,886
Subordinated borrowings	1,950,000	1,950,000
Trading account deposit	100,000	100,000
Long-term lease liability	155,616	182,729
TOTAL LIABILITIES	79,156,852	95,575,437
Commitments and Contingencies (Note 9)
Common stock subject to possible redemption
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 22,245,698 and 12,455,157 shares issued and outstanding at September 30, 2024 and June 30, 2024, respectively (excluding 1,029,473 shares issued under the Tau Agreement included in liabilities as of September 30, 2024)	2,225	1,246
Additional paid-in-capital	114,517,131	110,164,676
Stock subscription receivable	(154,619)
Accumulated Deficit	(137,526,772)	(148,274,805)
TOTAL STOCKHOLDERS' DEFICIT	(23,162,035)	(38,108,883)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	55,994,817	57,466,554
Secured convertible notes
LIABILITIES AND STOCKHOLDERS' DEFICIT
Derivative liability	89,535
Merger financing
LIABILITIES AND STOCKHOLDERS' DEFICIT
Derivative liability	176,239
Convertible notes
LIABILITIES AND STOCKHOLDERS' DEFICIT
Derivative liability	2,142,511	16,462,690
Nonrelated Party
LIABILITIES AND STOCKHOLDERS' DEFICIT
Stock payable	63,742	259,893
Promissory notes		852,968
Related Party
LIABILITIES AND STOCKHOLDERS' DEFICIT
Stock payable	$ 55,087	$ 55,087